Dividends (Details) - CNY (¥) ¥ in Thousands		3 Months Ended
	Aug. 20, 2024	Mar. 31, 2025	Mar. 31, 2024
Dividends [Abstract]
Semi annual dividend rate	10.00%
Approved dividend		¥ 273,135	¥ 122,333